Financial Instruments - Financial Risk Management (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Short-Term Liabilities
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	$ (22)	$ (19)
Long-Term Liabilities
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	(14)	(18)
Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	(36)	(37)
Short-Term Assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	(10)	(9)
Long-Term Assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	(20)	(22)
Financial Assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	(30)	(31)
Currency risk | Short-Term Liabilities
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	(18)	(10)
Currency risk | Long-Term Liabilities
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	(12)	(15)
Currency risk | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	(30)	(25)
Currency risk | Short-Term Assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	(6)	(5)
Currency risk | Long-Term Assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	0	(1)
Currency risk | Financial Assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	(6)	(6)
Price risk | Short-Term Liabilities
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	(2)	(7)
Price risk | Long-Term Liabilities
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	0	(1)
Price risk | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	(2)	(8)
Price risk | Short-Term Assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	(4)	(4)
Price risk | Long-Term Assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	(19)	(21)
Price risk | Financial Assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	(23)	(25)
Interest risk | Short-Term Liabilities
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	(1)	(2)
Interest risk | Long-Term Liabilities
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	(2)	(2)
Interest risk | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	(3)	(4)
Interest risk | Short-Term Assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	0	0
Interest risk | Long-Term Assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	(1)	0
Interest risk | Financial Assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	(1)	$ 0
Other risk | Short-Term Liabilities
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	1
Other risk | Long-Term Liabilities
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	0
Other risk | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	1
Other risk | Short-Term Assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	0
Other risk | Long-Term Assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	0
Other risk | Financial Assets
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic	$ 0